RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,084,032	798,824
Derivatives | Investment grade
Disclosure of financial assets [line items]
Financial assets	734,959	755,218
Derivatives | Speculative grade
Disclosure of financial assets [line items]
Financial assets	21,037	9,926
Derivatives | Without grade or not available
Disclosure of financial assets [line items]
Financial assets	$ 328,036	$ 33,680